Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
12.	LONG-TERM DEBT

Below is a summary of the long-term portion and current portion of long-term debt as at December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
Description	Long-term	Current portion	Total	Long-term	Current portion	Total
Piraeus Bank A.E.	$-	$32,525	$32,525	$-	$32,525	$32,525
Portigon AG	-	24,215	24,215	-	24,215	24,215
Mojave Finance Inc	-	3,000	3,000	-	3,000	3,000
Natixis	-	8,207	8,207	7,707	4,598	12,305
Ending Balance	$-	$67,947	$67,947	$7,707	$64,338	$72,045

Due to its economic conditions and operational difficulties during 2011, the Company entered into restructuring discussions with each of the lenders under the Company’s facility and credit agreements. The Company completed the restructuring efforts for the Syndicate Facility Agreement, Kamsarmax Syndicate Facility Agreements, Eurobank Credit Facility, Northern Shipping Fund LLC Capital Lease Obligation, Portigon AG (formerly, West LB Bank) Credit Facility, Piraeus Bank Credit Facilities, Handysize Syndicate Facility Agreement, Lemissoler Maritime Company W.L.L. Capital Lease Obligation (all references to the Lemissoler Maritime Company W.L.L. Capital Lease Obligation refer to the agreement entered into with Prime Mountain Shipping Ltd, Prime Lake Shipping Ltd, Prime Time Shipping Ltd and Prime Hill Shipping Ltd, the four affiliate companies of Lemissoler Maritime Company W.L.L., in November 2010, for the sale and immediate bareboat leaseback of four dry bulk vessels comprised of three Capesize vessels, the Brazil, the Australia, and the China, as well as the Panamax vessel Grand Rodosi) and the 7% Notes, subject, in the case of the Syndicate Facility Agreement, to final payment of outstanding fees. In addition, while the Company has completed its restructuring efforts with the lenders under the Syndicate Facility Agreement, it continues to have an outstanding liability of $129 under the Syndicate Facility Agreement related to outstanding loan fees. While the proceeds from the sale of the four LR1 vessels under the Syndicate Facility Agreement were used to repay the outstanding amounts owed and fees under the agreement, the Company has not been formally discharged nor released of any and all of its obligations arising under the Syndicate Facility Agreement due to this outstanding liability.

As of December 31, 2015 and 2014, the Company was in default under its credit agreements with Piraeus Bank (CPB loan), Portigon AG and Mojave Finance Inc. Credit Facility. Since the Company’s lenders, as a result of defaults by the Company, have the right, absent receipt of waivers, to demand the repayment of its debt at any given time, the Company reclassified its long term debt as current liabilities in its consolidated balance sheet. Lenders have not exercised their remedies at this time; however, they could change their position at any time. As such, there can be no assurance that a satisfactory final agreement will be reached with these lenders, or at all.

(a)	Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility

On December 10, 2010, the Company entered into a Loan Agreement with Piraeus Bank for a reducing revolving credit facility of up to $62,000, in order to refinance the loans of the Newlead Venetico and the Newlead Markela, and to finance the working and investment capital needs. The provisions of the agreement include a cash sweep of all surplus quarterly earnings from the related vessels. Borrowings under this loan facility bore an approximate effective interest rate of 6.31%, including the margin, during 2015.

On April 5, 2012, with the consent of Piraeus Bank, the Company entered into an agreement for the sale of the Newlead Venetico and that vessel was delivered to the buyer on May 8, 2012 for proceeds of approximately $9,450. The proceeds of such sale were applied towards (a) the prepayment of the total outstanding amounts due under the loan agreement for the Newlead Venetico in a total aggregate amount of $6,736, (b) interest payable and (c) the payment of outstanding trade and vendor payments. Since June 2013, which is the maturity date of the loan facility, the outstanding balance on such loan facility is $32,525. On December 23 2015, the Company, with the consent of Piraeus Bank, sold the Newlead Markela, for which Piraeus Bank had first mortgage. The proceeds in the amount of $3,081 were remitted to Piraeus Bank and have been applied against accrued interest. The outstanding balance on the loan as of December 31, 2015 is $32,525.

(b)	Portigon AG (formerly, West LB Bank) Credit Facility

On April 1, 2010, the Company assumed a Loan Agreement with Portigon AG, relating to a term loan facility of up to $27,500 in relation to the Newlead Victoria. On March 28, 2013, the Company agreed with Portigon AG (“Portigon”) to certain amendments of the credit facility, which provide, among others, that: (a) the outstanding balance of $25,250 is to be payable in 3 quarterly installments of $300, followed by 5 quarterly installments of $375, followed by 15 quarterly installments of $475, followed by a balloon payment of $15,350 due on the last payment date (the first repayment installment shall be repaid on June 30, 2013 and the balloon installment shall be repaid on January 31, 2019), (b) the Company was waived from the application of the minimum security cover provisions set out in the original agreement as of the date of the amendment until the earlier of (i) the date on which the bank is satisfied that the security cover ratio is not less than 100% and (ii) December 31, 2013 (inclusive), and (c) the Company was waived from the application of the financial covenants as of the date of the amendment until June 30, 2013 (inclusive).

Borrowings under this loan facility bore an approximate effective interest rate of 5.53%, including the margin, during 2015. The applicable margin is calculated as follows: (a) 3.25% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is less than 125%; (b) 3% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is less than 125%; (c) 2.75% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is equal to or greater than 125%; and (d) 2.50% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is equal to or greater than 125%.

Furthermore, it was agreed that Portigon will have the option to demand the sale of the Newlead Victoria at any time that the market value of the vessel is at least equal to the amount of the loan outstanding on that date. Portigon will be entitled to 75% of the balance of the proceeds after repayment of the outstanding loan balance, any other amounts owed under the loan agreement (i.e. accrued interest), any direct sale costs approved by Portigon and any trade debt for an amount which will not exceed in aggregate $500. Moreover, the vessel’s excess cash must be applied towards the prepayment of the balloon installment, in accordance with the following, all as described in the amended loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility.

The vessel’s excess cash must be applied towards the prepayment of the balloon installment until such time as the balloon installment has been reduced to $6,000, in accordance with the following, all as described in the loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2015, the Company was not in compliance with this ratio. The loan facility includes, among other things, financial covenants including: (i) a minimum market adjusted equity ratio of 25% for the period from September 30, 2012 until June 30, 2013, increasing to 30% thereafter (as of December 31, 2015, the Company was in breach of this covenant); (ii) a minimum liquidity equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2015, the Company was in breach of this covenant); (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2015, the Company was in breach of this covenant) and (iv) a minimum interest coverage ratio of 2:1 for the period from September 30, 2012 until June 30, 2013, increasing to 2.5:1 thereafter (as of December 31, 2015, the Company was in breach of this covenant). Amounts drawn under the Portigon AG is secured by first priority mortgage on Newlead Victoria and vessel-owning subsidiary. All the amounts are guaranteed by NewLead Holdings. As of December 31, 2015, the Company has defaulted on principal and interest payments. As of December 31, 2015, the outstanding balance of the loan was $24,215.

(c)	Mojave Finance Inc. Credit Facility

On April 10, 2012, the Company, as a third party, and NewLead Holdings (US) Corp. (refer to Note 6), entered into a Loan Agreement with Mojave Finance Inc., for a secured loan facility of $3,000 in order to finance its coal business. Pursuant to a Pledge Agreement, the loan facility is secured by an interest of 52% in NewLead Mojave Holdings LLC and 50% in New Lead JMEG LLC (the “Security”). The loan was initially payable in three equal monthly installments, the first to be paid one month after the drawdown date with each subsequent payment on a monthly basis. Pursuant to the Loan Agreement, the Company and NewLead Holdings (US) Corp. shall not, without prior written consent of Mojave Finance Inc., permit or create any security interest in the Security or permit or create any security interest in the assets of NewLead Holdings (US) Corp., NewLead Mojave Holdings LLC or New Lead JMEG LLC. Should NewLead Holdings (US) Corp. and/or the Company sell their entire interest in New Lead JMEG LLC, or any part thereof, such entity will have the obligation to prepay the loan, or any portion thereof, as applicable, in proportion to the interest sold. On July 9, 2012, the loan facility was amended. Pursuant to the amendment, the loan was payable after a nine-month period following the drawdown date, with the $3,000 repayment due on January 11, 2013.

On January 9, 2013 and July 9, 2013, the loan facility was further amended. Pursuant to the second and the third amendments, the loan is payable after an eighteen-month period following the drawdown date, with the $3,000 repayment due on October 11, 2013. Since October 2013, which is the maturity date of the loan facility, the outstanding balance on such loan facility is $3,000. Borrowings under this loan facility bore an approximate effective interest rate, including the margin, of 5.28%, during 2015.

(d)	Natixis

On November 24, 2014, the Company assumed a loan Agreement with Natixis, dated September 18, 2009, for a loan facility of up to $12,385 in relation to the three oil tanker/asphalt carriers, the Nepheli, Newlead Granadino and the Sofia. The loan was payable in quarterly intervals up to October 16, 2015 for the Sofia, up to March 16, 2016 for the Newlead Granadino and up to April 4, 2016 for the Nepheli. In addition, the loan has balloon payments of $1,976 for the Sofia, $1,844 for the Nepheli and $2,722 for the Newlead Granadino on the last payment date.

On January 14, 2015 an amendment to the loan agreement with Natixis was signed in order to change the repayment schedule. In relation to the Sofia the outstanding loan as of December 31, 2014 would be paid in 10 repayment installments, one such installment to be repaid on each of the following repayment dates: (i) January 16, 2015; and (ii) each of the dates falling at one (1) monthly intervals after January 16, 2015 up to and including October 16, 2015. Subject to the provisions of this agreement and the amount of each of the first to the ninth installments shall be $23 and the amount of the tenth and final installment shall be $3,327 (comprising (i) a repayment installment of $23 (ii) a balloon payment of $2,439 and (iii) the Sofia deferred installments of $865). In relation to the Newlead Granadino, the outstanding balance as of December 31, 2014 will be paid in 15 repayment installments, one such installment to be repaid on each of the following repayment dates: (i) January 16, 2015; and (ii) each of the dates falling at one (1) monthly intervals after January 16, 2015 up to and including March 16, 2016; Subject to the provisions of this agreement and, the amount of each of the first to the fourteenth installments shall be $31 and the amount of the fifteenth and final installment shall be $4,767 (comprising (i) a repayment installment of $31, (ii) a balloon payment of $3,545 and (iii) the Newlead Granadino deferred installments of $1,191). In relation to the Nepheli the outstanding loan as of December 31, 2014 would be paid in 16 repayment installments, one such installment to be repaid on each of the repayment dates relevant: i) January 16, 2015; and (ii) each of the dates falling at one (1) monthly intervals after January 16, 2015 up to and including March 16, 2016;(iii) finally, April 4, 2016. Subject to the provisions of this agreement and, the amount of each of the first to the fifteenth installments shall be $21 and the amount of the sixteenth and final installment shall be $3,253 (comprising (i) a repayment installment of $21, (ii) a balloon payment of $2,425 and (iii) the Nepheli deferred instalments of $807).

On February 20, 2015 an amendment to the loan agreement with Natixis was signed in order to repay the full amount of the Sofia and change the repayment schedule for the other two vessels. The full repayment of the Sofia was remitted on February 26, 2015 with the refinance from the TCA debenture (see Note 13), resulting in gain extinguishment of liabilities of amount $523. In relation to the Newlead Granadino, the amount of each of the first to the twelfth installments shall be $35 and the amount of the thirteenth and final installment shall be $4,490 (comprising (i) a repayment installment of $35 (ii) a balloon payment of $3,263 and (iii) the Newlead Granadino deferred installments of $1,192). In addition, the Company agreed to repay an amount of $295 by no later than December 31, 2015. In relation to Nepheli vessel, the amount of each of the first to the thirteenth installments shall be $25 and the amount of the fourteenth and final installment shall be $3,072 (comprising (i) a balloon payment of $2,265; and (ii) the Nepheli deferred installments of $807). In addition, the Company agreed to repay an amount of $205 by no later than December 31, 2015. The Company has paid all the monthly installments during 2015, however the Company did not pay the amounts of $295 and $205 in respect of vessels Newlead Granadino and Nepheli., respectively, prior to December 31, 2015. Natixis has agreed the payment of $500 in total to be on March 16, 2016 along with the full repayment of the Newlead Granadino.

Borrowings under this loan facility bore an approximate effective interest rate of 3.11%, including the margin, during 2015. Amounts drawn under the Natixis are secured by first priority mortgages on the vessel Newlead Granadino and Nepheli and vessel-owning subsidiaries. All the amounts are guaranteed by NewLead Holdings. Total borrowing at December 31, 2015 were $8,207.

(e)	New Coal Holding LLC

On September 3, 2013, the Company entered into an agreement with New Coal Holding LLC for a Loan Facility of up to $300. The facility was payable in one balloon payment due three months from the final draw-down. During December 2013, the facility was fully repaid through the issuance of one common share. The company was fully released and discharged from any liability and obligations arising from the loan agreement upon the issuance of the share. However, there was a true up clause in order for the holder to request for additional shares in order to collect the full amount of the loan facility. The true up clause expired in December 2014 according to the terms of the agreement.

(f)	Syndicate Facility Agreement

As part of the 2009 recapitalization, the Company’s existing syndicate of lenders entered into a $221,400 facility agreement, referred to herein as the “Syndicate Facility Agreement”, by and among the Company and the banks identified therein in order to refinance the Company’s existing revolving credit facility.

On December 21, 2011, with the consent of the lenders under the Syndicate Facility Agreement, the Company agreed for the sale of the four LR1 vessels related to this facility, and the lenders agreed with NewLead to accept the gross sale proceeds in full and final satisfaction of all liabilities owed to the syndicate under the governing loan agreement. Following this agreement, $64,532, which constituted the proceeds of the sales of the Newlead Avra and the Newlead Fortune (sold in December 2011), and $80,159, which constituted the proceeds of the sales Newlead Compass and the Newlead Compassion (sold in January 2012), were applied against the loan. As of December 31, 2015 and 2014, the outstanding balance due to the syndicate lenders was $129, which is included in accounts payable and related to loan fees outstanding. While the proceeds from the sale of the four LR1 vessels under the Syndicate Facility Agreement were used to repay outstanding amounts owed and fees under the agreement, the Company has nevertheless not been formally discharged and released of any and all of its obligations in respect of the Syndicate Facility Agreement due to this outstanding liability.

Other Information

The amounts shown as interest and finance expense in the statements of operations include the following items:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013

Interest expense	$13,935	$10,662	$6,950
Amortization of deferred charges	1,387	159	460
Amortization of the beneficial conversion feature and warrant	18	258	264
Hanover Holdings I LLC commission	-	(9,739)	31,982
Other interest and finance expenses, net	5,144	4,552	3,012
	$20,484	$5,892	$42,668

The effective interest rate at December 31, 2015 was approximately 6.40% per annum (December 31, 2014: 6.52% and December 31 2013: 4.95%). Capitalized interest for the year ended December 31, 2015, 2014 and 2013 amounted to nil. For the year ended December 31, 2015 and 2014, other expenses include mainly financing expenses related to fair value adjustments on the convertible notes. For the year ended December 31, 2013, other expenses include mainly expenses in relation to financing services in respect of the shipping sector in the amount of $2,510 and fair value adjustments on the convertible notes in the amount of $513.